Basis of Accounting (Details)	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 ₩ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 ₩ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 ₩ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 ₩ / shares
Basis Of Accounting
Allocation of net loss | $	$ (29,753)		$ 456		$ 456		$ (6,805)
Basic and diluted weighted average number of shares outstanding | shares	50,000		50,000		50,000		50,000
Basic earnings per share | (per share)	$ (0.60)	₩ (0.60)	$ 0.01	₩ 0.01	$ 0.01	₩ 0.01	$ (0.14)	₩ (0.14)
Diluted net loss per share | (per share)	$ (0.60)	₩ (0.60)	$ 0.01	₩ 0.01	$ 0.01	₩ 0.01	$ (0.14)	₩ (0.14)